Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	FPA U.S. VALUE FUND INC
Central Index Key	0000732041
Amendment Flag	false
Document Creation Date	Sep. 01, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Prospectus:
Trading Symbol	fppfx